Financial Instruments - Interest Rate Swap Transactions (Details) - Interest rate swap - Cash flow hedging - Designated as hedging instrument - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Notional value	$ 600,000	$ 518,542
Fixed interest rates	3.43%
Minimum
Derivative [Line Items]
Fixed interest rates		1.93%
Maximum
Derivative [Line Items]
Fixed interest rates		2.37%